Stock-based compensation (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Stock-based compensation expense	$ 1,840	$ 8,102
Total stock-based compensation expense	2,470	9,614
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Total stock-based compensation expense	174
Share Based Payment Expense Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Total stock-based compensation expense	(74)
Share Based Payment Expense Deferred Exploration And Evaluation Expenditure [Member]
IfrsStatementLineItems [Line Items]
Total stock-based compensation expense	530	1,267
Share Based Payment Expense Other [Member]
IfrsStatementLineItems [Line Items]
Total stock-based compensation expense		$ 245